Document and Entity Information	12 Months Ended
Dec. 03, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep 30, 2012
Registrant Name	ING FUNDS TRUST
Central Index Key	0001066602
Amendment Flag	false
Document Creation Date	Nov 30, 2012
Document Effective Date	Dec 3, 2012
Prospectus Date	Dec 3, 2012

ING Floating Rate Fund
ING Floating Rate Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide investors with a high level of current income.
FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Fees paid directly from your investment
Shareholder Fees		Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
ING Floating Rate Fund Class P	[1]	none	none
[1]	Patent Pending

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund Operating Expenses		ING Floating Rate Fund Class P
Management Fee	[1]	0.55%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.22%
Total Annual Fund Operating Expenses	[1]	0.87%
Waivers and Reimbursements	[1][2]	(0.72%)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	[1]	0.15%
[1]	Based on Class A shares' expenses adjusted for class specific differences.
[2]	The adviser is contractually obligated to limit expenses to 0.15% for Class P shares through August 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, other investment related costs, extraordinary expenses, fees and expenses of borrowings, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to waive its management fee through August 1, 2014. The administrator is contractually obligated to waive its administrative services fee through August 1, 2014. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 1, 2014. The management fee waiver and administrative services fee waiver will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
ING Floating Rate Fund Class P	15	205	411	1,006

Expense Example, No Redemption (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
ING Floating Rate Fund Class P	15	205	411	1,006

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover% of average value of portfolio
The Fund pays transaction costs, such as assignment fees and commissions, when it buys and sells (or “turns over”) assets in its portfolio. A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S. dollar denominated floating rate loans and other floating rate debt instruments, including: floating rate bonds; floating rate notes; money market instruments with a remaining maturity of 60 days or less; floating rate debentures; and tranches of floating rate asset-backed securities, including structured notes, made to, or issued by, U.S. and non-U.S. corporations or other business entities (collectively “Floating Rate Debt”). The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Fund normally invests substantially in floating rate loans. The Fund generally invests in below investment-grade floating rate loans that either hold the most senior position in the capital structure of the borrower, hold an equal ranking with other senior debt, or have characteristics (such as a senior position secured by liens on a borrower’s assets) that the sub-adviser (“Sub-Adviser”) believes justify treatment as senior debt. Below investment-grade debt instruments are commonly known as “junk bonds.” In considering investments in floating rate loans, the Sub-Adviser seeks to invest in the largest and most liquid loans available. The Fund may invest in floating rate loans of companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

Although the Fund has no restrictions on investment maturity, normally the floating rate loans will have remaining maturities of ten years or less.

The Fund may invest in the following derivative instruments: interest rate swaps and futures or forward contracts in order to seek to enhance returns or to attempt to hedge some of its investment risk.

The Fund may invest up to 20% of its assets, measured at the time of purchase, in a combination of one or more of the following types of U.S. dollar denominated investments: senior or subordinated fixed rate debt instruments, including notes and bonds, whether secured and unsecured; equity securities: (i) as an incident to the purchase or ownership of Floating Rate Debt or fixed rate debt instruments; (ii) in connection with a restructuring of a borrower or issuer or its debt; or (iii) if the Fund already owns Floating Rate Debt or a fixed rate debt instrument of the issuer of such equity; short-term debt obligations, repurchase agreements, cash and cash equivalents that do not otherwise qualify as Floating Rate Debt; and other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
PRINCIPAL RISKS
You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Credit for Floating Rate Loan Funds The value of the Fund’s shares, and the Fund’s ability to pay dividends, is dependent upon the performance of the assets in its portfolio. Prices of the Fund’s investments can fall if the actual or perceived financial health of the borrowers on, or issuers of, such investments deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the borrower or issuer could be late in paying interest or principal, or could fail to pay altogether.

In the event a borrower fails to pay scheduled interest or principal payments on an investment held by the Fund, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid by the Fund and likely lead to a decline in the net asset value of the Fund’s shares.

The Fund generally invests in floating rate loans that are senior in the capital structure of the borrower or issuer, and that are secured with specific collateral. Loans that are senior and secured generally involve less risk than unsecured or subordinated debt and equity instruments of the same borrower because the payment of principal and interest on senior loans is an obligation of the borrower that, in most instances, takes precedence over the payment of dividends or the return of capital to the borrower’s shareholders, and payments to bond holders; and because of the collateral supporting the repayment of the debt instrument. However, the value of the collateral may not equal the Fund’s investment when the debt instrument is acquired or may decline below the principal amount of the debt instrument subsequent to the Fund’s investment. Also, to the extent that collateral consists of stock of the borrower, or its subsidiaries or affiliates, the Fund bears the risk that the stock may decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the Fund’s investment to be undercollateralized. Therefore, the liquidation of the collateral underlying a floating rate loan in which the Fund has invested, may not satisfy the borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal, and the collateral may not be able to be readily liquidated.

In the event of the bankruptcy of a borrower or issuer, the Fund could experience delays and limitations on its ability to realize the benefits of the collateral securing the Fund’s investment. Among the risks involved in a bankruptcy are assertions that the pledge of collateral to secure a loan constitutes a fraudulent conveyance or preferential transfer that would have the effect of nullifying or subordinating the Fund’s rights to the collateral.

The Floating Rate Debt in which the Fund invests is generally rated lower than investment-grade credit quality, i.e. , rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or BBB- by Standard & Poor’s Ratings Services (“S&P”), or have been made to borrowers who have issued debt securities that are rated lower than investment-grade in quality or, if unrated, would be rated lower than investment-grade credit quality. The Fund’s investments in lower than investment-grade floating rate loans will generally be rated at the time of purchase between B3 and Ba1 by Moody’s, B- and BB+ by S&P or, if not rated, would be of similar credit quality. Investment decisions for the Fund will be based largely on the credit analysis performed by the Sub-Adviser, and not on rating agency evaluation. This analysis may be difficult to perform. Information about a loan and its borrower generally is not in the public domain. Many borrowers have not issued securities to the public and are not subject to reporting requirements under federal securities laws. Generally, however, borrowers are required to provide financial information to lenders and information may be available from other loan market participants or agents that originate or administer loans.

Demand for Loans The loan market, as represented by the S&P/LSTA Leveraged Loan Index, experienced significant growth in terms of number and aggregate volume of loans outstanding since the inception of the index in 1997. In 1997, the total amount of loans in the market aggregated less than $10 billion. By April of 2000, it had grown to over $100 billion, and by July of 2007 the market had grown to over $500 billion. The size of the market peaked in November of 2008 at $594 billion. During this period, the demand for loans and the number of investors participating in the loan market also increased significantly.

Since 2008, the market has contracted, characterized by limited new loan issuance and payoffs of outstanding loans. From the peak in 2008 through February 2012, the overall size of the loan market contracted by approximately 13%. The number of market participants also decreased during that period. Although the number of new loans being issued in the market in 2012 is increasing, there can be no assurance that the size of the loan market, and the number of participants, will return to earlier levels.

An increase in demand for loans may benefit the Fund by providing increased liquidity for such loans and higher sales prices, but it may also adversely affect the rate of interest payable on such loans acquired by the Fund and the rights provided to the Fund under the terms of the applicable loan agreement, and may increase the price of loans that the Fund wishes to purchase in the secondary market. A decrease in the demand for loans may adversely affect the price of loans in the Fund’s portfolio, which could cause the Fund’s net asset value to decline.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Equity Securities Incidental to Investments in Loans The value of equity securities in which the Fund invests may be affected more rapidly, and to a greater extent, by company-specific developments and general market conditions. These risks may increase fluctuations in the Fund’s net asset value. The Fund may frequently possess material non-public information about a borrower as a result of its ownership of a loan of such borrower. Because of prohibitions on trading in securities of issuers while in possession of such information the Fund might be unable to enter into a transaction in a security of such a borrower when it would otherwise be advantageous to do so.

Foreign Investments for Floating Rate Loan Funds Investing in foreign (non-U.S.) debt instruments may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in debt instruments of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest in Loans The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A large rise in interest rates could increase this risk. Although loans are generally fully collateralized when purchased, the collateral may become illiquid or decline in value. Many loans themselves carry liquidity and valuation risks.

Interest Rate for Floating Rate Loan Funds Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in Floating Rate Debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the Floating Rate Debt in the the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. The impact of market interest rate changes on the Fund’s yield will also be affected by whether, and the extent to which, the Floating Rate Debt in the Fund’s portfolio is subject to floors on the LIBOR base rate on which interest is calculated for such loans (a “LIBOR floor”). So long as the base rate for a loan remains under the LIBOR floor, changes in short-term interest rates will not affect the yield on such loans. In addition, to the extent that the interest rate spreads on Floating Rate Debt in the Fund’s portfolio experience a general decline, the yield on the Fund’s shares will fall and the value of the Fund’s assets may decrease, which will cause the Fund’s net asset value to decrease. With respect to the Fund’s investments in fixed rate instruments, a rise in interest rates generally causes values to fall. The values of fixed rate securities with longer maturities or duration are more sensitive to changes in interest rates.

Leverage for Floating Rate Loan Funds Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing and the use of forward-commitment transactions. The use of certain derivatives may also increase leveraging risk. The use of leverage may increase the Fund’s expenses and increase the impact of the Fund’s other risks.

Limited Secondary Market for Floating Rate Loans Although the re-sale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated inter-dealer or inter-bank re-sale market.

Floating rate loans usually trade in large denominations. Trades can be infrequent and the market for floating rate loans may experience substantial volatility. In addition, the market for floating rate loans has limited transparency so that information about actual trades may be difficult to obtain. Accordingly, some of the floating rate loans in which the Fund invests will be relatively illiquid.

In addition, the floating rate loans in which the Fund invests may require the consent of the borrower and/or the agent prior to sale or assignment. These consent requirements can delay or impede the Fund’s ability to sell floating rate loans and can adversely affect the price that can be obtained. The Fund may have difficulty disposing of floating rate loans if it needs cash to repay debt, to fund redemptions, to pay dividends, to pay expenses or to take advantage of new investment opportunities.

These considerations may cause the Fund to sell floating rate loans at lower prices than it would otherwise consider to meet cash needs or cause the Fund to maintain a greater portion of its assets in money market instruments than it would otherwise, which could negatively impact performance. The Fund may seek to avoid the necessity of selling assets to meet redemption requests or liquidity needs by the use of borrowings. Such borrowings, even though they are for the purpose of satisfying redemptions or meeting liquidity needs and not to generate leveraged returns, nevertheless would produce leverage and the risks that are inherent in leverage. However, there can be no assurance that sales of floating rate loans at such lower prices can be avoided.

From time to time, the occurrence of one or more of the factors described above may create a cascading effect where the market for debt instruments (including the market for floating rate loans) first experiences volatility and then decreased liquidity. Such conditions, or other similar conditions, may then adversely affect the value of floating rate loans and other instruments, widening spreads against higher-quality debt instruments, and making it harder to sell floating rate loans at prices at which they have historically or recently traded, thereby further reducing liquidity. For example, during the global liquidity crisis in the second half of 2008, the average price of loans in the S&P/LSTA Leverage Loan Index (which includes loans of the type in which the Fund invests) declined by 32% (which included a decline of 3.06% on a single day) prior to rebounding substantially in 2009 and in early 2010. Declines in the Fund’s share price or other market developments (which could be more severe than these prior declines) may lead to increased redemptions, which could cause the Fund to have to sell floating rate loans and other instruments at disadvantageous prices and inhibit the ability of the Fund to retain its assets in the hope of greater stabilization in the secondary markets. In addition, these or similar circumstances could cause the Fund to sell its highest quality and most liquid floating rate loans and other investments in order to satisfy an initial wave of redemptions while leaving the Fund with a remaining portfolio of lower-quality and less liquid investments. In anticipation of such circumstances, the Fund may also need to maintain a larger portion of its assets in liquid instruments than usual. However, there can be no assurance that the Fund will foresee the need to maintain greater liquidity or that actual efforts to maintain a larger portion of assets in liquid investments would successfully mitigate the foregoing risks.

Liquidity for Floating Rate Loan Funds If a loan is illiquid, the Fund might be unable to sell the loan at a time when the Fund’s manager might wish to sell, thereby having the effect of decreasing the Fund’s overall level of liquidity. Further, as described in Valuation of Loans below, the lack of an established secondary market may make it more difficult to value illiquid loans, which could result in floating rate loans being assigned values which prove to be higher than the amounts that the Fund ultimately realizes upon its actual sales of those loans. The Fund may make investments that become less liquid in response to market developments or adverse investor perception, including but not limited to, those circumstances described in Limited Secondary Market for Floating Rate Loans above. The Fund could lose money if it cannot sell a loan at the time and price that would be most beneficial to the Fund.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Prepayment and Extension for Floating Rate Loans Prepayment risk is the risk that principal on a debt obligation may be repaid earlier than anticipated. Floating rate loans typically do not have call protection and may be prepaid partially or in full at any time without penalty. If a floating rate loan is prepaid, the Fund may realize proceeds that are less than the value that had been assigned to the loan and/or may be forced to reinvest the proceeds in assets with lower yields than the loan that was repaid. For the Fund’s fixed rate investments, prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected, which may decrease the value of the obligation and may prevent the Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Valuation of Loans The Fund values its assets daily. However, because the secondary market for floating rate loans is limited, it may be difficult to value loans. Reliable market value quotations may not be readily available for some loans and valuation of such loans may require more research than for liquid securities. In addition, elements of judgment may play a greater role in valuation of loans than for securities with a more developed secondary market because there is less reliable, objective market value data available. In addition, if the Fund purchases a relatively large portion of a loan, the limitations of the secondary market may inhibit the Fund from selling a portion of the loan and reducing its exposure to a borrower when the adviser or Sub-Adviser deems it advisable to do so. Even if the Fund itself does not own a relatively large portion of a particular loan, the Fund, in combination with other similar accounts under management by the same portfolio managers, may own large portions of loans. The combination of holdings could create similar risks if and when the portfolio managers decide to sell those loans. These risks could include, for example, the risk that the sale of an initial portion of the loan could be at a price lower than the price at which the loan was valued by the Fund, the risk that the initial sale could adversely impact the price at which additional portions of the loan are sold, and the risk that the foregoing events could warrant a reduced valuation being assigned to the remaining portion of the loan still owned by the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
PERFORMANCE INFORMATION
The following information is intended to help you understand the risks of investing in the Fund. Because Class P shares of the Fund had not commenced operations as of the calendar year ended December 31, 2011, the following bar chart shows the changes in the Fund’s Class A shares’ performance from year to year, and the table compares the Fund’s Class A shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class P shares and Class A shares of the Fund would have substantially similar performance because they invest in the same portfolio of securities. However, Class P shares’ performance would be higher than Class A shares’ performance because of the higher expenses paid by Class A shares. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares, but does not reflect the impact of contingent deferred sales charges. If it did, returns would be lower than those shown. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class A (as of December 31 of each year)

Best quarter: 4th, 2011, 3.30% and Worst quarter: 3rd, 2011, (3.40)% The Fund’s Class A shares’ year-to-date total return as of September, 2012: 7.41%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns ING Floating Rate Fund		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class A		(1.11%)			1.37%		Aug 17, 2010
Class A After tax on distributions		(2.72%)			(0.10%)
Class A After tax on distributions with sale		(0.73%)			0.33%
S&P/LSTA Leveraged Loan Index	[1]	1.52%			4.64%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Dec 3, 2012
ING Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ING Floating Rate Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with a high level of current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover% of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as assignment fees and commissions, when it buys and sells (or “turns over”) assets in its portfolio. A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S. dollar denominated floating rate loans and other floating rate debt instruments, including: floating rate bonds; floating rate notes; money market instruments with a remaining maturity of 60 days or less; floating rate debentures; and tranches of floating rate asset-backed securities, including structured notes, made to, or issued by, U.S. and non-U.S. corporations or other business entities (collectively “Floating Rate Debt”). The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Fund normally invests substantially in floating rate loans. The Fund generally invests in below investment-grade floating rate loans that either hold the most senior position in the capital structure of the borrower, hold an equal ranking with other senior debt, or have characteristics (such as a senior position secured by liens on a borrower’s assets) that the sub-adviser (“Sub-Adviser”) believes justify treatment as senior debt. Below investment-grade debt instruments are commonly known as “junk bonds.” In considering investments in floating rate loans, the Sub-Adviser seeks to invest in the largest and most liquid loans available. The Fund may invest in floating rate loans of companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

Although the Fund has no restrictions on investment maturity, normally the floating rate loans will have remaining maturities of ten years or less.

The Fund may invest in the following derivative instruments: interest rate swaps and futures or forward contracts in order to seek to enhance returns or to attempt to hedge some of its investment risk.

The Fund may invest up to 20% of its assets, measured at the time of purchase, in a combination of one or more of the following types of U.S. dollar denominated investments: senior or subordinated fixed rate debt instruments, including notes and bonds, whether secured and unsecured; equity securities: (i) as an incident to the purchase or ownership of Floating Rate Debt or fixed rate debt instruments; (ii) in connection with a restructuring of a borrower or issuer or its debt; or (iii) if the Fund already owns Floating Rate Debt or a fixed rate debt instrument of the issuer of such equity; short-term debt obligations, repurchase agreements, cash and cash equivalents that do not otherwise qualify as Floating Rate Debt; and other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Credit for Floating Rate Loan Funds The value of the Fund’s shares, and the Fund’s ability to pay dividends, is dependent upon the performance of the assets in its portfolio. Prices of the Fund’s investments can fall if the actual or perceived financial health of the borrowers on, or issuers of, such investments deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the borrower or issuer could be late in paying interest or principal, or could fail to pay altogether.

In the event a borrower fails to pay scheduled interest or principal payments on an investment held by the Fund, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid by the Fund and likely lead to a decline in the net asset value of the Fund’s shares.

The Fund generally invests in floating rate loans that are senior in the capital structure of the borrower or issuer, and that are secured with specific collateral. Loans that are senior and secured generally involve less risk than unsecured or subordinated debt and equity instruments of the same borrower because the payment of principal and interest on senior loans is an obligation of the borrower that, in most instances, takes precedence over the payment of dividends or the return of capital to the borrower’s shareholders, and payments to bond holders; and because of the collateral supporting the repayment of the debt instrument. However, the value of the collateral may not equal the Fund’s investment when the debt instrument is acquired or may decline below the principal amount of the debt instrument subsequent to the Fund’s investment. Also, to the extent that collateral consists of stock of the borrower, or its subsidiaries or affiliates, the Fund bears the risk that the stock may decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the Fund’s investment to be undercollateralized. Therefore, the liquidation of the collateral underlying a floating rate loan in which the Fund has invested, may not satisfy the borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal, and the collateral may not be able to be readily liquidated.

In the event of the bankruptcy of a borrower or issuer, the Fund could experience delays and limitations on its ability to realize the benefits of the collateral securing the Fund’s investment. Among the risks involved in a bankruptcy are assertions that the pledge of collateral to secure a loan constitutes a fraudulent conveyance or preferential transfer that would have the effect of nullifying or subordinating the Fund’s rights to the collateral.

The Floating Rate Debt in which the Fund invests is generally rated lower than investment-grade credit quality, i.e. , rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or BBB- by Standard & Poor’s Ratings Services (“S&P”), or have been made to borrowers who have issued debt securities that are rated lower than investment-grade in quality or, if unrated, would be rated lower than investment-grade credit quality. The Fund’s investments in lower than investment-grade floating rate loans will generally be rated at the time of purchase between B3 and Ba1 by Moody’s, B- and BB+ by S&P or, if not rated, would be of similar credit quality. Investment decisions for the Fund will be based largely on the credit analysis performed by the Sub-Adviser, and not on rating agency evaluation. This analysis may be difficult to perform. Information about a loan and its borrower generally is not in the public domain. Many borrowers have not issued securities to the public and are not subject to reporting requirements under federal securities laws. Generally, however, borrowers are required to provide financial information to lenders and information may be available from other loan market participants or agents that originate or administer loans.

Demand for Loans The loan market, as represented by the S&P/LSTA Leveraged Loan Index, experienced significant growth in terms of number and aggregate volume of loans outstanding since the inception of the index in 1997. In 1997, the total amount of loans in the market aggregated less than $10 billion. By April of 2000, it had grown to over $100 billion, and by July of 2007 the market had grown to over $500 billion. The size of the market peaked in November of 2008 at $594 billion. During this period, the demand for loans and the number of investors participating in the loan market also increased significantly.

Since 2008, the market has contracted, characterized by limited new loan issuance and payoffs of outstanding loans. From the peak in 2008 through February 2012, the overall size of the loan market contracted by approximately 13%. The number of market participants also decreased during that period. Although the number of new loans being issued in the market in 2012 is increasing, there can be no assurance that the size of the loan market, and the number of participants, will return to earlier levels.

An increase in demand for loans may benefit the Fund by providing increased liquidity for such loans and higher sales prices, but it may also adversely affect the rate of interest payable on such loans acquired by the Fund and the rights provided to the Fund under the terms of the applicable loan agreement, and may increase the price of loans that the Fund wishes to purchase in the secondary market. A decrease in the demand for loans may adversely affect the price of loans in the Fund’s portfolio, which could cause the Fund’s net asset value to decline.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Equity Securities Incidental to Investments in Loans The value of equity securities in which the Fund invests may be affected more rapidly, and to a greater extent, by company-specific developments and general market conditions. These risks may increase fluctuations in the Fund’s net asset value. The Fund may frequently possess material non-public information about a borrower as a result of its ownership of a loan of such borrower. Because of prohibitions on trading in securities of issuers while in possession of such information the Fund might be unable to enter into a transaction in a security of such a borrower when it would otherwise be advantageous to do so.

Foreign Investments for Floating Rate Loan Funds Investing in foreign (non-U.S.) debt instruments may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in debt instruments of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest in Loans The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A large rise in interest rates could increase this risk. Although loans are generally fully collateralized when purchased, the collateral may become illiquid or decline in value. Many loans themselves carry liquidity and valuation risks.

Interest Rate for Floating Rate Loan Funds Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in Floating Rate Debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the Floating Rate Debt in the the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. The impact of market interest rate changes on the Fund’s yield will also be affected by whether, and the extent to which, the Floating Rate Debt in the Fund’s portfolio is subject to floors on the LIBOR base rate on which interest is calculated for such loans (a “LIBOR floor”). So long as the base rate for a loan remains under the LIBOR floor, changes in short-term interest rates will not affect the yield on such loans. In addition, to the extent that the interest rate spreads on Floating Rate Debt in the Fund’s portfolio experience a general decline, the yield on the Fund’s shares will fall and the value of the Fund’s assets may decrease, which will cause the Fund’s net asset value to decrease. With respect to the Fund’s investments in fixed rate instruments, a rise in interest rates generally causes values to fall. The values of fixed rate securities with longer maturities or duration are more sensitive to changes in interest rates.

Leverage for Floating Rate Loan Funds Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing and the use of forward-commitment transactions. The use of certain derivatives may also increase leveraging risk. The use of leverage may increase the Fund’s expenses and increase the impact of the Fund’s other risks.

Limited Secondary Market for Floating Rate Loans Although the re-sale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated inter-dealer or inter-bank re-sale market.

Floating rate loans usually trade in large denominations. Trades can be infrequent and the market for floating rate loans may experience substantial volatility. In addition, the market for floating rate loans has limited transparency so that information about actual trades may be difficult to obtain. Accordingly, some of the floating rate loans in which the Fund invests will be relatively illiquid.

In addition, the floating rate loans in which the Fund invests may require the consent of the borrower and/or the agent prior to sale or assignment. These consent requirements can delay or impede the Fund’s ability to sell floating rate loans and can adversely affect the price that can be obtained. The Fund may have difficulty disposing of floating rate loans if it needs cash to repay debt, to fund redemptions, to pay dividends, to pay expenses or to take advantage of new investment opportunities.

These considerations may cause the Fund to sell floating rate loans at lower prices than it would otherwise consider to meet cash needs or cause the Fund to maintain a greater portion of its assets in money market instruments than it would otherwise, which could negatively impact performance. The Fund may seek to avoid the necessity of selling assets to meet redemption requests or liquidity needs by the use of borrowings. Such borrowings, even though they are for the purpose of satisfying redemptions or meeting liquidity needs and not to generate leveraged returns, nevertheless would produce leverage and the risks that are inherent in leverage. However, there can be no assurance that sales of floating rate loans at such lower prices can be avoided.

From time to time, the occurrence of one or more of the factors described above may create a cascading effect where the market for debt instruments (including the market for floating rate loans) first experiences volatility and then decreased liquidity. Such conditions, or other similar conditions, may then adversely affect the value of floating rate loans and other instruments, widening spreads against higher-quality debt instruments, and making it harder to sell floating rate loans at prices at which they have historically or recently traded, thereby further reducing liquidity. For example, during the global liquidity crisis in the second half of 2008, the average price of loans in the S&P/LSTA Leverage Loan Index (which includes loans of the type in which the Fund invests) declined by 32% (which included a decline of 3.06% on a single day) prior to rebounding substantially in 2009 and in early 2010. Declines in the Fund’s share price or other market developments (which could be more severe than these prior declines) may lead to increased redemptions, which could cause the Fund to have to sell floating rate loans and other instruments at disadvantageous prices and inhibit the ability of the Fund to retain its assets in the hope of greater stabilization in the secondary markets. In addition, these or similar circumstances could cause the Fund to sell its highest quality and most liquid floating rate loans and other investments in order to satisfy an initial wave of redemptions while leaving the Fund with a remaining portfolio of lower-quality and less liquid investments. In anticipation of such circumstances, the Fund may also need to maintain a larger portion of its assets in liquid instruments than usual. However, there can be no assurance that the Fund will foresee the need to maintain greater liquidity or that actual efforts to maintain a larger portion of assets in liquid investments would successfully mitigate the foregoing risks.

Liquidity for Floating Rate Loan Funds If a loan is illiquid, the Fund might be unable to sell the loan at a time when the Fund’s manager might wish to sell, thereby having the effect of decreasing the Fund’s overall level of liquidity. Further, as described in Valuation of Loans below, the lack of an established secondary market may make it more difficult to value illiquid loans, which could result in floating rate loans being assigned values which prove to be higher than the amounts that the Fund ultimately realizes upon its actual sales of those loans. The Fund may make investments that become less liquid in response to market developments or adverse investor perception, including but not limited to, those circumstances described in Limited Secondary Market for Floating Rate Loans above. The Fund could lose money if it cannot sell a loan at the time and price that would be most beneficial to the Fund.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Prepayment and Extension for Floating Rate Loans Prepayment risk is the risk that principal on a debt obligation may be repaid earlier than anticipated. Floating rate loans typically do not have call protection and may be prepaid partially or in full at any time without penalty. If a floating rate loan is prepaid, the Fund may realize proceeds that are less than the value that had been assigned to the loan and/or may be forced to reinvest the proceeds in assets with lower yields than the loan that was repaid. For the Fund’s fixed rate investments, prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected, which may decrease the value of the obligation and may prevent the Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Valuation of Loans The Fund values its assets daily. However, because the secondary market for floating rate loans is limited, it may be difficult to value loans. Reliable market value quotations may not be readily available for some loans and valuation of such loans may require more research than for liquid securities. In addition, elements of judgment may play a greater role in valuation of loans than for securities with a more developed secondary market because there is less reliable, objective market value data available. In addition, if the Fund purchases a relatively large portion of a loan, the limitations of the secondary market may inhibit the Fund from selling a portion of the loan and reducing its exposure to a borrower when the adviser or Sub-Adviser deems it advisable to do so. Even if the Fund itself does not own a relatively large portion of a particular loan, the Fund, in combination with other similar accounts under management by the same portfolio managers, may own large portions of loans. The combination of holdings could create similar risks if and when the portfolio managers decide to sell those loans. These risks could include, for example, the risk that the sale of an initial portion of the loan could be at a price lower than the price at which the loan was valued by the Fund, the risk that the initial sale could adversely impact the price at which additional portions of the loan are sold, and the risk that the foregoing events could warrant a reduced valuation being assigned to the remaining portion of the loan still owned by the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Fund. Because Class P shares of the Fund had not commenced operations as of the calendar year ended December 31, 2011, the following bar chart shows the changes in the Fund’s Class A shares’ performance from year to year, and the table compares the Fund’s Class A shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class P shares and Class A shares of the Fund would have substantially similar performance because they invest in the same portfolio of securities. However, Class P shares’ performance would be higher than Class A shares’ performance because of the higher expenses paid by Class A shares. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares, but does not reflect the impact of contingent deferred sales charges. If it did, returns would be lower than those shown. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in the Fund. Because Class P shares of the Fund had not commenced operations as of the calendar year ended December 31, 2011, the following bar chart shows the changes in the Fund’s Class A shares’ performance from year to year, and the table compares the Fund’s Class A shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.INGFunds.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class A (as of December 31 of each year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows the performance of the Fund’s Class A shares, but does not reflect the impact of contingent deferred sales charges. If it did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 4th, 2011, 3.30% and Worst quarter: 3rd, 2011, (3.40)% The Fund’s Class A shares’ year-to-date total return as of September, 2012: 7.41%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
ING Floating Rate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011	1.41%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.40%)
1 Yr	rr_AverageAnnualReturnYear01	(1.11%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 17, 2010
ING Floating Rate Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.10%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.15%	[2]
1 Yr	rr_ExpenseExampleYear01	15
3 Yrs	rr_ExpenseExampleYear03	205
5 Yrs	rr_ExpenseExampleYear05	411
10 Yrs	rr_ExpenseExampleYear10	1,006
1 Yr	rr_ExpenseExampleNoRedemptionYear01	15
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	205
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	411
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,006
ING Floating Rate Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.72%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.10%)
ING Floating Rate Fund | After tax on distributions with sale | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.73%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.33%
ING Floating Rate Fund | S&P/LSTA Leveraged Loan Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.52%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.64%	[4],[5]

[1]	Patent Pending
[2]	Based on Class A shares' expenses adjusted for class specific differences.
[3]	The adviser is contractually obligated to limit expenses to 0.15% for Class P shares through August 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, other investment related costs, extraordinary expenses, fees and expenses of borrowings, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to waive its management fee through August 1, 2014. The administrator is contractually obligated to waive its administrative services fee through August 1, 2014. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 1, 2014. The management fee waiver and administrative services fee waiver will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.
[4]	The index returns do not reflect deductions for fees, expenses, or taxes.
[5]	Reflects index performance since the date closest to the Class' inception for which data is available.

ING High Yield Bond Fund
ING High Yield Bond Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide investors with a high level of current income and total return.
FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Fees paid directly from your investment
Shareholder Fees		Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
ING High Yield Bond Fund Class P	[1]	none	none
[1]	Patent Pending

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund Operating Expenses		ING High Yield Bond Fund Class P
Management Fee	[1]	0.51%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.28%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[1][2]	0.90%
Waivers and Reimbursements	[1][3]	(0.74%)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	[1]	0.16%
[1]	Based on Class A shares' expenses adjusted for class specific differences.
[2]	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.15% for Class P shares through August 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, other investment related costs, extraordinary expenses, fees and expenses of borrowings, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to waive its management fee through August 1, 2014. The administrator is contractually obligated to waive its administrative services fee through August 1, 2014. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 1, 2014. The management fee waiver and administrative services fee waiver will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
ING High Yield Bond Fund Class P	16	213	426	1,040

Expense Example, No Redemption (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
ING High Yield Bond Fund Class P	16	213	426	1,040

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 100% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of high-yield (high risk) bonds, commonly referred to as “junk bonds.” The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

High-yield bonds are debt securities that, at the time of purchase, are not rated by a nationally recognized statistical rating organization (“NRSRO”) or are rated below investment-grade (for example, rated below BBB- by Standard & Poor’s Ratings Services or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a NRSRO. The Fund defines high-yield bonds to include: bank loans; payment-in-kind securities; fixed and variable floating rate and deferred interest debt obligations; zero-coupon bonds and debt obligations provided they are unrated or rated below investment-grade. In evaluating the quality of a particular high-yield bond for investment by the Fund, the sub-adviser (“Sub-Adviser”) does not rely exclusively on ratings assigned by a NRSRO. The Sub-Adviser will utilize a security’s credit rating as simply one indication of an issuer’s creditworthiness and will principally rely upon its own analysis of any security. However, the Sub-Adviser does not have restrictions on the rating level of the securities in the Fund’s portfolio and may purchase and hold securities in default. There are no restrictions on the average maturity of the Fund or the maturity of any single investment. Maturities may vary widely depending on the Sub-Adviser’s assessment of interest rate trends and other economic or market factors.

Any remaining assets may be invested in investment-grade debt securities; common and preferred stocks; U.S. government securities; money market instruments; and debt securities of foreign issuers including securities of companies in emerging markets. The Fund may invest in derivatives, including, but not limited to structured debt obligations, dollar roll transactions and swap agreements, including credit default swaps. The Fund typically uses derivatives to reduce exposure to other risks, such as interest rate or currency risk, to substitute for taking a position in the underlying asset, and/or to enhance returns in the Fund. The Fund may invest in companies of any size.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

In choosing investments for the Fund, the Sub-Adviser combines extensive company and industry research with relative value analysis to identify high-yield bonds expected to provide above-average returns. Relative value analysis is intended to enhance returns by moving from overvalued to undervalued sectors of the bond market. The Sub-Adviser’s approach to decision making includes contributions from individual portfolio managers responsible for specific industry sectors.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.
PRINCIPAL RISKS
You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Call    During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income.

Company    The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit    Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps    The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Fund pays a fee to protect against the risk that a security held by the Fund will default. As a seller of the swap, the Fund receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency    To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments    Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities    Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate    With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity    If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market    Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization    Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies    The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending    Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Government Securities and Obligations    U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

Zero-Coupon Bonds and Pay-in-Kind Securities    Zero-coupon bonds and pay-in-kind securities may be subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. The Fund may have to pay out the imputed income on zero-coupon bonds without receiving the actual cash currency. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risks.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
PERFORMANCE INFORMATION
The following information is intended to help you understand the risks of investing in the Fund. Because Class P shares of the Fund had not commenced operations as of the calendar year ended December 31, 2011, the following bar chart shows the changes in the Fund’s Class A shares’ performance from year to year, and the table compares the Fund’s Class A shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class P shares and Class A shares of the Fund would have substantially similar performance because they invest in the same portfolio of securities. However, Class P shares’ performance would be higher than Class A shares’ performance because of the higher expenses paid by Class A shares. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares, but does not reflect the impact of contingent deferred sales charges. If it did, returns would be lower than those shown. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class A (as of December 31)

Best quarter: 2nd, 2009, 18.20% and Worst quarter: 4th, 2008, (18.52)% The Fund’s Class A shares’ year-to-date total return as of September 30, 2012: 11.65%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns ING High Yield Bond Fund		1 Yr	5 Yrs	10 Yrs	Inception Date
Class A		2.60%	4.73%	5.76%	Dec 15, 1998
Class A After tax on distributions		0.17%	1.70%	2.97%
Class A After tax on distributions with sale		1.66%	2.17%	3.20%
Barclays Capital High Yield Bond - 2% Issuer Constrained Composite Index	[1]	4.96%	7.74%	8.96%
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Dec 3, 2012
ING High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ING High Yield Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with a high level of current income and total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance.

		During the most recent fiscal year, the Fund’s portfolio turnover rate was 100% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of high-yield (high risk) bonds, commonly referred to as “junk bonds.” The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

High-yield bonds are debt securities that, at the time of purchase, are not rated by a nationally recognized statistical rating organization (“NRSRO”) or are rated below investment-grade (for example, rated below BBB- by Standard & Poor’s Ratings Services or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a NRSRO. The Fund defines high-yield bonds to include: bank loans; payment-in-kind securities; fixed and variable floating rate and deferred interest debt obligations; zero-coupon bonds and debt obligations provided they are unrated or rated below investment-grade. In evaluating the quality of a particular high-yield bond for investment by the Fund, the sub-adviser (“Sub-Adviser”) does not rely exclusively on ratings assigned by a NRSRO. The Sub-Adviser will utilize a security’s credit rating as simply one indication of an issuer’s creditworthiness and will principally rely upon its own analysis of any security. However, the Sub-Adviser does not have restrictions on the rating level of the securities in the Fund’s portfolio and may purchase and hold securities in default. There are no restrictions on the average maturity of the Fund or the maturity of any single investment. Maturities may vary widely depending on the Sub-Adviser’s assessment of interest rate trends and other economic or market factors.

Any remaining assets may be invested in investment-grade debt securities; common and preferred stocks; U.S. government securities; money market instruments; and debt securities of foreign issuers including securities of companies in emerging markets. The Fund may invest in derivatives, including, but not limited to structured debt obligations, dollar roll transactions and swap agreements, including credit default swaps. The Fund typically uses derivatives to reduce exposure to other risks, such as interest rate or currency risk, to substitute for taking a position in the underlying asset, and/or to enhance returns in the Fund. The Fund may invest in companies of any size.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

In choosing investments for the Fund, the Sub-Adviser combines extensive company and industry research with relative value analysis to identify high-yield bonds expected to provide above-average returns. Relative value analysis is intended to enhance returns by moving from overvalued to undervalued sectors of the bond market. The Sub-Adviser’s approach to decision making includes contributions from individual portfolio managers responsible for specific industry sectors.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

		The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Call    During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income.

Company    The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit    Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps    The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Fund pays a fee to protect against the risk that a security held by the Fund will default. As a seller of the swap, the Fund receives payment(s) in return for its obligation to pay the counterparty an agreed upon value of a security in the event of a default of the security issuer. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency    To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments    Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities    Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate    With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity    If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market    Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization    Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies    The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending    Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Government Securities and Obligations    U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

Zero-Coupon Bonds and Pay-in-Kind Securities    Zero-coupon bonds and pay-in-kind securities may be subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. The Fund may have to pay out the imputed income on zero-coupon bonds without receiving the actual cash currency. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risks.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Fund. Because Class P shares of the Fund had not commenced operations as of the calendar year ended December 31, 2011, the following bar chart shows the changes in the Fund’s Class A shares’ performance from year to year, and the table compares the Fund’s Class A shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class P shares and Class A shares of the Fund would have substantially similar performance because they invest in the same portfolio of securities. However, Class P shares’ performance would be higher than Class A shares’ performance because of the higher expenses paid by Class A shares. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares, but does not reflect the impact of contingent deferred sales charges. If it did, returns would be lower than those shown. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in the Fund. Because Class P shares of the Fund had not commenced operations as of the calendar year ended December 31, 2011, the following bar chart shows the changes in the Fund’s Class A shares’ performance from year to year, and the table compares the Fund’s Class A shares’ performance to the performance of a broad-based securities market index/indices for the same period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.INGFunds.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class A (as of December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows the performance of the Fund’s Class A shares, but does not reflect the impact of contingent deferred sales charges.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 18.20% and Worst quarter: 4th, 2008, (18.52)% The Fund’s Class A shares’ year-to-date total return as of September 30, 2012: 11.65%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
ING High Yield Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
2002	rr_AnnualReturn2002	(0.11%)
2003	rr_AnnualReturn2003	17.66%
2004	rr_AnnualReturn2004	8.32%
2005	rr_AnnualReturn2005	1.96%
2006	rr_AnnualReturn2006	9.54%
2007	rr_AnnualReturn2007	2.49%
2008	rr_AnnualReturn2008	(27.94%)
2009	rr_AnnualReturn2009	45.93%
2010	rr_AnnualReturn2010	13.95%
2011	rr_AnnualReturn2011	5.27%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.52%)
1 Yr	rr_AverageAnnualReturnYear01	2.60%
5 Yrs	rr_AverageAnnualReturnYear05	4.73%
10 Yrs	rr_AverageAnnualReturnYear10	5.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 1998
ING High Yield Bond Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.51%	[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.10%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%	[2],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[2],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.16%	[2]
1 Yr	rr_ExpenseExampleYear01	16
3 Yrs	rr_ExpenseExampleYear03	213
5 Yrs	rr_ExpenseExampleYear05	426
10 Yrs	rr_ExpenseExampleYear10	1,040
1 Yr	rr_ExpenseExampleNoRedemptionYear01	16
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	213
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	426
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,040
ING High Yield Bond Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.17%
5 Yrs	rr_AverageAnnualReturnYear05	1.70%
10 Yrs	rr_AverageAnnualReturnYear10	2.97%
ING High Yield Bond Fund | After tax on distributions with sale | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.66%
5 Yrs	rr_AverageAnnualReturnYear05	2.17%
10 Yrs	rr_AverageAnnualReturnYear10	3.20%
ING High Yield Bond Fund | Barclays Capital High Yield Bond - 2% Issuer Constrained Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	4.96%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	7.74%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	8.96%	[5]

[1]	Patent Pending
[2]	Based on Class A shares' expenses adjusted for class specific differences.
[3]	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.15% for Class P shares through August 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, other investment related costs, extraordinary expenses, fees and expenses of borrowings, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to waive its management fee through August 1, 2014. The administrator is contractually obligated to waive its administrative services fee through August 1, 2014. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 1, 2014. The management fee waiver and administrative services fee waiver will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.
[5]	The index returns do not reflect deductions for fees, expenses, or taxes.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Dec 3, 2012
Document Creation Date	dei_DocumentCreationDate	Nov 30, 2012